Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Stock-Based Compensation
Stock-Based Compensation Expense
Stock-Based Compensation Expense

	Years ended December 31
(Millions)	2013	2012	2011
Cost of sales	$27	$27	$29
Selling, general and administrative expenses	183	167	192
Research, development and related expenses	30	29	32

Stock-based compensation expenses	$240	$223	$253

Income tax benefits	$(71)	$(67)	$(80)

Stock-based compensation expenses, net of tax	$169	$156	$173

Stock Option Activity
Stock Option Program

The following table summarizes stock option activity for the years ended December 31:
	2013		2012		2011
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price

Under option —
January 1	56,565,030	$80.33	64,148,415	$77.28	70,335,044	$74.80
Granted:
Annual	6,220,810	101.55	5,770,190	87.91	5,514,500	89.46
Progressive (Reload)	140,447	109.83	110,065	89.65	237,839	94.02
Other	191	119.62	51,661	89.25	8,953	86.71
Exercised	(18,825,218)	79.25	(13,123,617)	68.78	(11,625,863)	68.47
Canceled	(162,482)	89.92	(391,684)	83.65	(322,058)	75.09
December 31	43,938,778	$83.84	56,565,030	$80.33	64,148,415	$77.28
Options exercisable
December 31	32,038,228	$79.58	45,207,143	$78.78	52,644,364	$76.90

Stock Option Assumptions
Stock Option Assumptions

	Annual			Progressive (Reload)
	2013	2012	2011	2013	2012	2011
Exercise price	$101.49	$87.89	$89.47	$109.84	$87.89	$93.94
Risk-free interest rate	1.2%	1.1%	2.8%	0.2%	0.2%	0.4%
Dividend yield	2.7%	2.6%	2.6%	2.7%	2.6%	2.6%
Volatility	20.0%	24.5%	22.0%	16.3%	23.4%	21.5%
Expected life (months)	75	74	72	12	19	15
Black-Scholes fair value	$13.46	$14.94	$16.10	$6.42	$8.50	$7.49

Restricted Stock Units and Restricted Stock Activity
Restricted Stock and Restricted Stock Units

The following table summarizes restricted stock and restricted stock unit activity for the years ended December 31:

	2013		2012		2011
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Nonvested balance —
As of January 1	3,261,562	$85.17	4,858,972	$73.02	4,812,657	$68.75
Granted
Annual	946,774	101.57	968,522	87.92	889,448	89.46
Other	44,401	111.19	99,337	85.07	351,624	87.07
Vested	(1,100,095)	79.93	(2,594,468)	63.51	(1,077,816)	72.21
Forfeited	(47,281)	90.82	(70,801)	82.65	(116,941)	72.01
As of December 31	3,105,361	$92.31	3,261,562	$85.17	4,858,972	$73.02

Performance Shares Activity
The following table summarizes performance share activity for the years ended December 31:

	2013		2012		2011
		Weighted Average		Weighted Average		Weighted Average
	Number of	Grant Date	Number of	Grant Date	Number of	Grant Date
	Awards	Fair Value	Awards	Fair Value	Awards	Fair Value
Undistributed balance —
As of January 1	1,089,084	$79.27	878,872	$78.55	760,645	$73.99
Granted	353,734	96.87	467,531	81.55	415,024	84.58
Distributed	(507,083)	75.16	―	―	(206,410)	72.77
Performance change	(6,949)	77.01	(178,838)	81.27	(39,323)	82.10
Forfeited	(33,151)	91.34	(78,481)	80.21	(51,064)	80.20
As of December 31	895,635	$88.12	1,089,084	$79.27	878,872	$78.55

General Employees' Stock Purchase Plan (GESPP)
General Employees' Stock Purchase Plan

	2013		2012		2011
		Weighted		Weighted		Weighted
		Average		Average		Average
	Shares	Exercise Price	Shares	Exercise Price	Shares	Exercise Price

Options granted	1,259,247	$93.46	1,455,545	$75.32	1,433,609	$73.67
Options exercised	(1,259,247)	93.46	(1,455,545)	75.32	(1,433,609)	73.67
Shares available for grant -
December 31	30,185,960		31,445,207		2,900,751